UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON DECEMBER 31, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2012.

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2011

Check here if Amendment           [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: CHARLES R. MATHYS
Title: CHIEF COMPLIANCE OFFICER
Phone: (312)525-6452

Signature, Place, and Date of Signing:

/s/ CHARLES R. MATHYS, CHICAGO, IL   May 14, 2012

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  6
Form 13F Information Table Value Total:  $173624
					 (x1000)

List of Other Included Managers:  None

NAME OF    TITLE CUSIP     VALUE    SHRS       SH PUT  INVEST  OT VOTING AUTHOR
ISSUER     OF              (x       OR         /  /    MENT    H  SOLE    S N
           CLASS           $1000)   PRN        PR CALL DISCRE  M          H O
                                    AMT        N       TION    GR         A N
DUKE ENERG COM   26441C105 11495    522500     SH      DEFINED 01 522500  0 0
NETLOGIC M COM   64118B100 46826    944638     SH      DEFINED 01 944638  0 0
PROGRESS E COM   743263105 11204    200000     SH      DEFINED 01 200000  0 0
SOUTHERN U COM   844030106 48858    1160258    SH      DEFINED 01 1160258 0 0
SUCCESSFAC COM   864596101 34931    876127     SH      DEFINED 01 876127  0 0
TEMPLE INL COM   879868107 20310    640505     SH      DEFINED 01 640505  0 0